Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of dividend equivalent shares granted (in shares)	1.2	0.5
Executive Performance Share Plan (EPSP)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	23.0	20.0
Number of shares, Granted	11.0	8.0
Number of shares, Forfeited	(5.0)	(1.0)
Number of shares, Vested	(4.0)	(4.0)
Number of shares, Non-vested ending balance	25.0	23.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 9.50	£ 9.24
Weighted average fair value, Granted (pound per share) | £ / shares	7.38	9.19
Weighted average fair value, Forfeited (pound per share) | £ / shares	9.80	9.47
Weighted average fair value, Vested (pound per share) | £ / shares	9.49	7.52
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 8.53	£ 9.50
Bonus-related Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	12.0	7.0
Number of shares, Granted	7.0	7.0
Number of shares, Forfeited	(1.0)	(1.0)
Number of shares, Vested	(6.0)	(1.0)
Number of shares, Non-vested ending balance	12.0	12.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 9.03	£ 9.50
Weighted average fair value, Granted (pound per share) | £ / shares	8.20	8.62
Weighted average fair value, Forfeited (pound per share) | £ / shares	8.61	9.25
Weighted average fair value, Vested (pound per share) | £ / shares	8.77	9.10
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 8.73	£ 9.03
Leadership Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	12.0	11.0
Number of shares, Granted	5.0	6.0
Number of shares, Forfeited	(1.0)	(1.0)
Number of shares, Vested	(3.0)	(4.0)
Number of shares, Non-vested ending balance	13.0	12.0
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 8.48	£ 8.99
Weighted average fair value, Granted (pound per share) | £ / shares	8.72	6.54
Weighted average fair value, Forfeited (pound per share) | £ / shares	8.44	9.34
Weighted average fair value, Vested (pound per share) | £ / shares	10.26	6.73
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 8.21	£ 8.48